Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Jun. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 08, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party						$ 78,925
Working capital loans warrant
Related Party Transaction [Line Items]
Common Stock, shares outstanding		300,000			300,000	0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 300,000
Outstanding balance of related party note		$ 0			$ 0	$ 0
Repayment of promissory note - related party	$ 78,925
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month					10,000	10,000
Administrative Support Agreement | ARC Group Ltd
Related Party Transaction [Line Items]
Expenses incurred and paid		$ 30,000	$ 30,000	$ 50,000	$ 90,000	80,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Up to Consummation						$ 1,500,000
Sale of Stock, Price Per Share		$ 10.00			$ 10.00	$ 10.00
Related Party Loans | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share		$ 0.10			$ 0.10	$ 0.10
Deposit held in Trust Account					$ 1,150,000	$ 1,150,000
Business Combination, Total Payments					$ 2,300,000	$ 2,300,000